Accounting for the merger of UBS AG and Credit Suisse AG	6 Months Ended
Jun. 30, 2024
Disclosure Of Business Combinations Under Common Control [Line items]
Accounting for the merger of UBS AG and Credit Suisse AG

Note 2

Accounting for the merger of UBS AG and

Credit Suisse AG
Merger of UBS AG and Credit Suisse AG
For information about the merger

of UBS AG and Credit Suisse

AG, refer to the “Management

report” sections of
this report, including

the disclosures in “Integration

of Credit Suisse”

in the “Recent

developments” section. As

set
out in

Note 1,

the merger

of UBS AG and

Credit Suisse AG

effected on

31 May 2024

with no

consideration payable
by

UBS AG

constitutes a

business

combination under

common

control

accounted for

based

on

the

accounting
policies set out therein.

Assets and liabilities
UBS AG

accounted for

the merger

with Credit

Suisse AG

using the

historic carrying

values of

the assets

and liabilities
of Credit Suisse AG

as at the

date of the transaction

(31 May 2024), determined

under IFRS Accounting

Standards.
–
No fair

value adjustments

were made

to assets

and liabilities

(which is

different to

the UBS

Group AG

consolidated
financial statements where

acquisition method accounting

was required under

IFRS 3, Business

Combinations,
on 31 May 2023 for the acquisition of Credit

Suisse Group AG).

–
UBS AG

has elected

to retain

the history

of accumulated

depreciation and

impairment of

non-financial assets
arising since 31 May 2023, i.e.,

the date on

which Credit Suisse AG

came to be under

the common control of
UBS Group AG.

–
Expected credit

loss allowances

and provisions

for performing

and credit-impaired

exposures were

recognized
under IFRS 9.
–
No new

goodwill, intangible

assets or

contingent liabilities

have been

recognized as

a result

of the

merger of
UBS AG and Credit Suisse AG.

–
Uniform accounting policies for like transactions and events have been applied throughout UBS AG

and Credit
Suisse AG as of 31 May 2023 (the date of the

acquisition of Credit Suisse Group AG by

UBS Group AG).
Equity reserves
The equity

reserve balances

of Credit

Suisse AG recorded

from 31 May

2023 to

31 May 2024

have been

added
across

to the

corresponding equity

reserves

of UBS AG,

except for

the foreign

currency

translation reserve

that
UBS AG

has

elected

to

reset

and

has

been

added

to
Share

premium
.

As

a

result,

the

net

investment

hedge
accounting reserve

has been

added to
Retained earnings

as if

no net

investment hedge

accounting had

been applied
by Credit Suisse. The results of Credit Suisse AG from 31

May 2023

to 31 May 2024 have been added

to
Retained
earnings
. Equity reserve

balances of

Credit Suisse AG recorded

prior to 31 May

2023 (i.e., the

date on which

Credit
Suisse AG came under the common control of UBS

Group AG) have not been retained.
The

difference between

the aggregated

carrying value

of the

assets and

liabilities and

equity reserves

has been
recognized as

an adjustment

to
Share premium

(reflecting the

contribution of

the Credit

Suisse AG business

to
UBS AG from the common parent, UBS Group

AG).

Comparability
Profit and

loss information

for the

second quarter

of 2024

is presented

on a

consolidated basis,

including three
months of data for UBS

AG and one month (June

2024) for Credit Suisse AG.

Information for the first quarter of
2024, the fourth quarter

of 2023 and the second

quarter of 2023 includes

pre-merger UBS AG data only. Year-to-
date information

for 2024

includes six

months of

data for

UBS AG

and one

month (June

2024) for

Credit Suisse AG.
Comparative year-to-date information for 2023 includes pre-merger UBS

AG data only.
Balance sheet

information as

at 30 June

2024 includes

UBS AG

and Credit

Suisse AG

consolidated information.
Balance sheet dates prior to 30 June 2024 reflect

pre-merger UBS AG information only.
The comparative

periods prior

to the

merger date

have not

been restated,

since the

transaction has

been accounted
for

prospectively

since

31 May 2024,

i.e.,

the

date

on

which

the

merger

of

UBS AG and

Credit

Suisse AG

was
effected.
The table below

presents the assets,

liabilities and

equity of

Credit Suisse AG that

have been recognized

by UBS AG
as a result of the merger.

Credit Suisse AG assets, liabilities and equity

transferred to UBS AG on the merger date
USD m
Assets
Cash and balances at central banks 114,759
Amounts due from banks 6,861
Receivables from securities financing transactions measured at amortized cost
28,380
Cash collateral receivables on derivative instruments 10,373
Loans and advances to customers 222,937
Other financial assets measured at amortized cost 10,852
Total financial assets measured at amortized cost 394,162
Financial assets at fair value held for trading 15,504
Derivative financial instruments 31,975
Brokerage receivables 130
Financial assets at fair value not held for trading 36,592
Total financial assets measured at fair value through profit or loss 84,201
Financial assets measured at fair value through other comprehensive income
0
Investments in associates 1,330
Property, equipment and software 2,627
Goodwill and intangible assets 819
Deferred tax assets 224
Other non-financial assets 5,943
Total assets 489,306
Liabilities
Amounts due to banks 20,715
Payables from securities financing transactions measured at amortized cost 6,077
Cash collateral payables on derivative instruments 6,459
Customer deposits 224,627
Funding from UBS Group AG measured at amortized cost 45,298
Debt issued measured at amortized cost 44,521
Other financial liabilities measured at amortized cost 8,984
Total financial liabilities measured at amortized cost 356,681
Financial liabilities at fair value held for trading 1,870
Derivative financial instruments 33,200
Brokerage payables designated at fair value 339
Debt issued designated at fair value 25,947
Other financial liabilities designated at fair value 5,494
Total financial liabilities measured at fair value through profit or loss 66,850
Provisions 2,817
Other non-financial liabilities 3,381
Total liabilities 429,729
Equity
Equity attributable to shareholders 1 41,432
Equity attributable to non-controlling interests 490
Total equity 41,922
1 Refer to Statement of changes in equity for more information.
Transactions between UBS AG and

Credit Suisse AG

have been

eliminated from the

balances presented

in the

table
above. They amounted to USD 7.1 bn of assets and USD 24.8 bn of liabilities of Credit Suisse AG.